Investments in subsidiary undertakings, joint ventures and associates - Ownership percentage (Details)	12 Months Ended
Dec. 31, 2017
ANRP II (AIV VI FC), LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.58%
BOCHK Balanced Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	48.19%
BWAT Retail Nominee (1) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
BWAT Retail Nominee (2) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
Centaurus Retail LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
Centre Capital Non-Qualified Investors IV AIV-RA, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.92%
CEP IV-A Chicago AIV, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.92%
CEP IV-A CWV AIV, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.95%
CEP IV-A Davenport AIV, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.92%
CEP IV-A Indy AIV, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.92%
CEP IV-A NMR AIV, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.92%
CEP IV-A WBCT AIV, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.91%
Clairvest Equity Partners IV-A LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.87%
Cribbs Causeway JV Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
Eastspring Investments - US High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	32.58%
Eastspring Investments Asian High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	47.52%
Eastspring Investments Asian Infrastructure Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.37%
Eastspring Investments US Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	28.34%
Eastspring Investments US Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	27.01%
European Specialist Investment Funds - M&G Total Return Credit Investment Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	30.75%
Foudry Properties Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
ICICI Prudential Asset Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
ICICI Prudential Life Insurance Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	25.83%
ICICI Prudential Pension Funds Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	25.83%
ICICI Prudential Trust Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
Infracapital Greenfield partners I LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	26.52%
Infracapital Partners II LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.56%
Infracapital Partners LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.04%
Infracapital SLP II LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	34.00%
Innisfree M&G PPP LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	62.22%
Innisfree M&G PPP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	35.00%
Jefferies Capital Partners V. LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.92%
M&G Corporate Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	25.71%
M&G Episode Macro Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	22.83%
M&G European Secured Property Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	22.97%
M&G European Select Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	39.97%
M&G Gilt & Fixed Interest Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	45.22%
M&G Global Corporate Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.25%
M&G Global Leaders Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	24.91%
M&G Global Select Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	20.09%
M&G Managed Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	26.14%
M&G Pan European Dividend Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	25.74%
M&G PFI Carry Partnership 2016 LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	25.00%
M&G Real Estate Debt Fund LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	29.20%
M&G Real Estate UK Enhanced Value LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RED II SLP LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	28.00%
M&G RED III SLP LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	25.00%
M&G RED SLP LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	44.00%
M&G UK Companies Financing Fund II LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	48.32%
Manchester JV Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
MCF S.r.l
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	45.00%
Murphy &Partners Fund, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.07%
Oaktree Business Park Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	12.50%
PGF Management Company (Ireland) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
PPM America Capital Partners IV, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	34.50%
PPM America Capital Partners V, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	34.00%
PPM America Capital Partners VI, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	32.00%
PPM Managers Partnership CI VII (A) LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	25.00%
Prenetics Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	15.00%
Property Partners (Two Rivers) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
Prudential Dynamic 0-30 Portfolio
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	29.81%
Prudential Dynamic 10-40 Portfolio
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.51%
Prudential Dynamic 20 - 55 Portfolio
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.60%
Prudential Dynamic 40-80 Portfolio
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	38.09%
Prudential Dynamic 60-100 Portfolio
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	35.42%
Prudential Dynamic Focused 20 - 55 Portfolio
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	42.94%
Prudential Dynamic Focused 40-80 Portfolio
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	28.38%
Prudential Dynamic Focused 60-100 Portfolio
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.01%
Prudential Pensions Management Zambia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
Prudential Portfolio Managers (South Africa) (Pty) Limited | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.99%
Prudential Portfolio Managers (South Africa) (Pty) Limited | A Class Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	75.00%
Prudential/M&G UK Companies Financing Fund LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	34.42%
Reksa Dana Eastspring Investments IDR High Grade
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	44.09%
Scotts Spazio Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	45.00%
Sectordate Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	32.60%
St Edward Homes Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
St Edwards Strand Partnership
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
The Car Auction Unit Trust
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
The Heights Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
The St Edward Homes Partnership
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.95%
The Strand Property Unit Trust
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
The Two Rivers Trust
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
Two Rivers LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
BOCI - Prudential Asset Management Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.00%
BOCI - Prudential Trustee Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.00%
CITIC-CP Asset Management Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	26.95%
CITIC-Prudential Fund Management Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
CITIC-Prudential Life Insurance Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
Prudential BSN Takaful Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
M&G Group Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%
Prudential (US Holdco1) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%
Prudential Capital Holding Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%
Prudential Corporation Asia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%
Prudential Financial Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%
Prudential Group Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%
Prudential Property Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%
The Prudential Assurance Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%
Allied Life Brokerage Agency, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
BOCHK Aggressive Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	60.22%
BOCHK China Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	66.25%
BOCHK Conservative Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	56.35%
Brier Capital LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Brooke (Holdco 1) Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Brooke Holdings (UK) (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Brooke Life Insurance Company
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Calvin F1 GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Calvin F2 GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Canada Property (Trustee) No 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Canada Property Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Canada Property Jersey No. 2 Trust
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Canada Property Jersey Trust
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Cardinal Distribution Park Management Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	66.00%
Carraway Guildford (Nominee A) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Carraway Guildford (Nominee B) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Carraway Guildford General Partner Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Carraway Guildford Investments Unit Trust
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Carraway Guildford LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Central Square Leeds Limited (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Centre Capital Non-Qualified Investors IV AIV Orion, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	76.80%
Centre Capital Non-Qualified Investors IV AIV-ELS, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	76.53%
Centre Capital Non-Qualified Investors IV, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	73.06%
Centre Capital Non-Qualified Investors V AIV-ELS, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	73.16%
Centre Capital Non-Qualified Investors V, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	67.16%
CF Prudential European QIS Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	97.68%
CF Prudential Japanese QIS Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	97.64%
CF Prudential North American QIS Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	98.33%
CF Prudential Pacific Markets Trust Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	97.96%
CF Prudential UK Growth QIS Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.27%
Cribbs Causeway Merchants Association Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Cribbs Mall Nominee (1) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Curian Capital, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Curian Clearing, LLC (Michigan)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Digital Infrastructure Investment Partners GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	65.00%
Digital Infrastructure Investment Partners GP1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Digital Infrastructure Investment Partners LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Digital Infrastructure Investment Partners SLP GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Digital Infrastructure Investment Partners SLP GP1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Digital Infrastructure Investment Partners SLP GP2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Al-Wara' Investments Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Asset Management Korea Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Infrastructure Debt Fund L.P.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - Asian Local Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	97.95%
Eastspring Investments - Asian Smaller Companies Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.69%
Eastspring Investments - Asian Total Return Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - Developed and Emerging Asia Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - Emerging Europe, Middle East and Africa Dynamic Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - Global Emerging Markets Customized Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.90%
Eastspring Investments - Global Emerging Markets Dynamic Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	96.48%
Eastspring Investments - Global Low Volatility Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.57%
Eastspring Investments - Global Technology Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	84.46%
Eastspring Investments - Japan Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	85.13%
Eastspring Investments - Japan Fundamental Value Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	98.45%
Eastspring Investments - Pan European Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	56.25%
Eastspring Investments - US Equity Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - US Total Return Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments (Hong Kong) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments (Luxembourg) SA
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments (Singapore) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Asia Pacific Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.93%
Eastspring Investments Asian Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	82.70%
Eastspring Investments Asian Dynamic Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	90.17%
Eastspring Investments Asian Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	65.25%
Eastspring Investments Asian Equity Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	83.03%
Eastspring Investments Asian Low Volatility Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	92.37%
Eastspring Investments Asian Property Securities Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	95.47%
Eastspring Investments Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments China Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.03%
Eastspring Investments Dragon Peacock Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	97.21%
Eastspring Investments European Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.36%
Eastspring Investments Fund Management Limited Liability Company
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Global Emerging Markets Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.59%
Eastspring Investments Global Equity Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.99%
Eastspring Investments Global Market Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	97.63%
Eastspring Investments Global Multi Asset Income Plus Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Greater China Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	92.37%
Eastspring Investments Hong Kong Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.86%
Eastspring Investments Incorporated
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments India Consumer Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments India Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	81.09%
Eastspring Investments India Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments India Infrastructure Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Latin American Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	89.29%
Eastspring Investments Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Limited (in liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments North America Value Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.97%
Eastspring Investments Services Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments SICAV-FIS - Alternative Investments Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments SICAV-FIS - Asia Pacific Loan Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments SICAV-FIS Universal USD Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.95%
Eastspring Investments SICAV-FIS Universal USD Bond II Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments US Corporate Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	86.49%
Eastspring Investments US High Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	92.09%
Eastspring Investments UT Singapore ASEAN Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.72%
Eastspring Investments UT Singapore Select Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	90.97%
Eastspring Investments World Value Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	88.41%
Eastspring Real Assets Partners
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Securities Investment Trust Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.54%
Edger Investments Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Edinburgh Park (Management) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Embankment GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Embankment Nominee 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Embankment Nominee 2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Empire Holding SARL (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Euro Salas Properties Limited (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Falan GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Fashion Square ECO LP (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
First Dakota, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
Five Hotel Holding, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Furnival Insurance Company PCC Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Genny GP 1 LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Genny GP 2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Genny GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
George Digital GP 1 LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
George Digital GP 2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
George Digital GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
GGE GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Green GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Greenpark (Reading) General Partner Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Greenpark (Reading) Nominee No. 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Greenpark (Reading) Nominee No. 2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
GS Twenty Two Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Hermitage Management, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Holborn Bars Nominees Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Holtwood Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Hudson Seasons, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Hyde Holdco 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
IFC Holdings, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital (AIRI) GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital (Belmond) GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital (Bio) GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital (GC) GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital (IT PPP) GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital (Sense) GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital (TLSB) GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital (TLSB) SLP LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital ABP GP Limited (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital CI II Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital DF II GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital DF II Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Employee Feeder GP 1 LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Employee Feeder GP 2 LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Employee Feeder GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital F1 GP2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital F2 GP1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital F2 GP2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital GP 1 LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital GP 2 LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital GP II Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Greenfield DF GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Greenfield Partners 1 SLP GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Greenfield Partners 1 SLP GP1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Greenfield Partners 1 SLP GP2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Greenfield Partners I Employee Feeder GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Greenfield Partners I GP 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Greenfield Partners I GP 2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Greenfield Partners I GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Greenfield Partners I SLP2 GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Greenfield Partners I Subholdings GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Greenfield Partners I Subholdings GP1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Long Term Income Partners GP 1 Limited (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Long Term Income Partners GP 2 Limited (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Long Term Income Partners GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Partners II Subholdings GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Partners II Subholdings GP1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Partners III GP SARL
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital RF GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital Sisu GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital SLP II GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Infracapital SLP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
INVEST Financial Corporation Insurance Agency Inc, of Delaware
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
INVEST Financial Corporation Insurance Agency Inc, of Illinois
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Investment Centers of America, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Jackson Charitable Foundation, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Jackson Holdings, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Jackson National Asset Management, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Jackson National Life (Bermuda) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Jackson National Life Distributors, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Jackson National Life Insurance Company
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Jackson National Life Insurance Company of New York
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
JNL Strategic Income Fund, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Lion Credit Opportunity Fund plc - Credit Opportunity Fund XV
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.98%
LIPP SARL (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Livicos Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
London Stone Investments F3 Employee Feeder GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
London Stone Investments F3 I Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
London Stone Investments F3 II Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
London Stone Investments F3 SP GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G (Guernsey) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G (Lux) Investment Funds 1 - M&G (Lux) Floating Rate High Yield Solution
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	93.99%
M&G Alternatives Investment Management Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Asia Property Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	54.49%
M&G Dividend Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	55.09%
M&G Episode Defensive Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	91.64%
M&G European Credit Investment Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.98%
M&G European High Yield Credit Investment Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G European Property Fund SICAV-FIS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.86%
M&G European Strategic Value Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	71.25%
M&G Financial Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Founders 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G General Partner Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Global Credit Investment Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	67.28%
M&G IMPPP 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G International Investments Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G International Investments Nominees Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G International Investments SA
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G International Investments Switzerland AG
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Investment Funds (10) - M&G Absolute Return Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.23%
M&G Investment Funds (10) - M&G Global Listed Infrastructure Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	64.83%
M&G Investment Management Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Investments (Hong Kong) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Investments (Singapore) Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Investments Japan Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Luxembourg SA
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Management Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Nominees Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G PFI 2018 GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G PFI 2018 GP1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G PFI 2018 GP2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G PFI Partnership 2018 LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Platform Nominees Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Prudential Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RE Espana 2016 S.L.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Real Estate Asia Holding Company Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Real Estate Asia Pte. Ltd
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Real Estate Funds Management SARL
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Real Estate Japan Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Real Estate Korea Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Real Estate Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Real Estate UKEV (GP) LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RED Employee Feeder GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RED GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RED II Employee Feeder GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RED II GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RED II SLP GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RED III Employee Feeder GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RED III GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RED III SLP GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RED SLP GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RPF GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RPF Nominee 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G RPF Nominee 2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Securities Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G SIF Management Company (Ireland) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G UK Property GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G UK Property Nominee 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G UK Property Nominee 2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G UKCF II GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G UKEV (SLP) General Partner LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G UKEV (SLP) LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Manchester Nominee (1) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Minster Court Estate Management Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	75.00%
Mission Plans of America, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
MM&S (2375) Limited (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
NAPI REIT, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.00%
National Planning Corporation
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
National Planning Holdings, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
North Sathorn Holdings Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Nova Sepadu Sdn. Bhd. (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Old Kingsway, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Optimus Point Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Pacus (UK) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PCA IP Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PCA Life Assurance Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.79%
PCA Reinsurance Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PGDS (UK One) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PGDS (US One), LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PPM America Capital Partners II, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	63.45%
PPM America Capital Partners III, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	60.50%
PPM America Capital Partners, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	52.50%
PPM America Private Equity Fund II, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.81%
PPM America Private Equity Fund III, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.81%
PPM America Private Equity Fund IV, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.84%
PPM America Private Equity Fund, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.60%
PPM America Private Equity Fund V, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.84%
PPM America Private Equity Fund VI, LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.85%
PPM America, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PPM Capital (Holdings) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PPM CLO 2018-1 Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PPM Finance, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PPM Holdings, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PPM Loan Management Company LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PPM Loan Management Holding Company LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PPM Managers GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PPM Ventures (Asia) Limited (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PPMC First Nominees Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Pru Life Insurance Corporation of U.K.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Pru Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudence Foundation
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudence Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential (Cambodia) Life Assurance Plc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential / M&G UKCF GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Africa Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Africa Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Assurance Company Singapore (Pte) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Assurance Malaysia Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Prudential Assurance Uganda Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Capital (Singapore) Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Capital Plc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Corporate Pensions Trustee Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Corporation Australasia Holdings Pty Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Corporation Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Credit Opportunities 1 SARL
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Credit Opportunities GP SARL
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Credit Opportunities Scsp
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Development Management Limited (In liquidation) | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Development Management Limited (In liquidation) | Preference shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Distribution Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Dublin Investments Limited (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Dynamic Focused 0-30 Portfolio
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	61.66%
Prudential Equity Release Mortgages Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Europe Assurance Holdings Limited (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Financial Planning Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Five Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential General Insurance Hong Kong Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Global Services Private Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential GP Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Greenfield GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Greenfield GP1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Greenfield GP2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Greenfield LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Greenfield SLP GP LLP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Group Pensions Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Group Secretarial Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Holborn Life Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Hong Kong Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential International Assurance plc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential International Management Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential International Staff Pensions Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Investment (Luxembourg) 2 SARL
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Investments Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential IP Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Assurance (Lao) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Assurance (Thailand) Public Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.93%
Prudential Life Assurance Kenya Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Assurance Zambia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Insurance Ghana Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Lifetime Mortgages Limited | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Lifetime Mortgages Limited | Preference shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Loan Investments 1 SARL
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Loan Investments GP SARL
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Loan Investments SCSp
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Mauritius Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Mortgages Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Nominees Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Pensions Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Polska sp. z.o.o
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Portfolio Management Group Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Portfolio Managers Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Properties Trusty Pty Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Property Holding Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Property Investment Managers Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Property Investments Limited | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Property Investments Limited | Preference shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Protect Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Real Estate Investments 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Real Estate Investments 2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Real Estate Investments 3 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Retirement Income Limited (In liquidation) | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Retirement Income Limited (In liquidation) | Preference shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Services Asia Sdn. Bhd. | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Services Asia Sdn. Bhd. | Preference shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Services Singapore Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Singapore Holdings Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Staff Pensions Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Trustee Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential UK Real Estate General Partner Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential UK Real Estate LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential UK Real Estate Nominee 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential UK Real Estate Nominee 2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential UK Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Unit Trusts Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Venture Managers Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Vietnam Assurance Private Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Vietnam Finance Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prutec Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PT. Eastspring Investments Indonesia
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.95%
PT. Prudential Life Assurance
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.62%
PVFC Financial Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PVM Partnerships Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Randolph Street LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
REALIC of Jacksonville Plans, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Reksa Dana Eastspring IDR Fixed Income Fund (NDEIFF)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Reksa Dana Eastspring Investments Cash Reserve
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Reksa Dana Eastspring Investments Value Discovery
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	89.60%
Reksa Dana Eastspring Investments Yield Discovery
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	79.21%
Reksa Dana Syariah Eastspring Syariah Equity Islamic Asia Pacific USD
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.90%
Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	96.82%
Rhodium Investment Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Rift GP 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Rift GP 2 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
ROP, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
ScotAm Pension Trustees Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Scottish Amicable Finance plc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Scottish Amicable Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Scottish Amicable Life Assurance Society
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Scottish Amicable Pensions Investments Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Sealand (No 1) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Sealand (No 2) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Selly Oak Shopping Park (General Partner) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Selly Oak Shopping Park (Nominee 1) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Selly Oak Shopping Park (Nominee 2) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
SII Investments, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Silverfleet Capital 2004 LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Silverfleet Capital 2005 LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Silverfleet Capital 2006 LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Silverfleet Capital 2008 LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Silverfleet Capital 2009 LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Silverfleet Capital 2011/12 LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Silverfleet Capital II WPLF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Smithfield Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
SM,LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Squire Capital I, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Squire Capital II, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Squire Reassurance Company II, Inc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Squire Reassurance Company, LLC
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Sri Han Suria Sdn. Bhd. | Ordinary shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Sri Han Suria Sdn. Bhd. | Preference shares
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Stableview Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Staple Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Staple Nominees Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Thanachart Life Assurance Public Company Limited (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.93%
The First British Fixed Trust Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
The Greenpark (Reading) LP
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
The Hub (Witton) Management Company Limited (In liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Three Snowhill Birmingham SARL
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Two Snowhill Birmingham SARL
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
US Strategic Income Bond Fund D USD Acc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	96.36%
VFL International Life Company SPC, Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Warren Farm Office Village Limited (in liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Wessex Gate Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Westwacker Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Wynnefield Private Equity Partners I, L.P.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.00%
Wynnefield Private Equity Partners II, L.P.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.00%
Zenith Prudential Life Insurance Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%